Taxes - Taxes payable (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Taxes
Corporation income tax payable	$ 415,488	$ 0
Other tax payable	155,866	102,704
Total	$ 571,354	$ 102,704